Other operating income (Details)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Continuing operations
Subsidy income	$ 824,412	5,059,743	1,796,503	1,038,507
Rental income	1,677,949	10,298,246	8,539,236	787,060
Training camps and interest groups income	787,813	4,835,126	5,819,793	3,317,820
Gain on disposal of a subsidiary	0	0	302,004	0
Other operating income	57,127	350,612	988,980	368,785
Other operating income	$ 3,347,301	20,543,727	17,446,516	5,512,172